Stock-Based Compensation (Schedule of Assumptions Used to Estimate Fair Value of Stock Options) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.33%
Risk-free interest rate, maximum	1.73%
Volatility, minimum	98.60%
Volatility, maximum	121.30%
Dividend yield	0.00%
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 2 months 12 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.70%	0.31%	0.19%
Risk-free interest rate, maximum	1.90%	2.03%	1.84%
Volatility, minimum	11.90%	103.00%	127.00%
Volatility, maximum	122.30%	128.00%	140.00%
Dividend yield	0.00%	0.00%	0.00%
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 2 months 12 days	1 year 6 months	1 year 7 months 6 days
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 4 months 24 days	6 years 1 month 6 days	6 years